Employee Benefits - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Retirement Benefits [Abstract]
Employer Discretionary Contribution Amount	¥ 15,214,915	¥ 13,623,060	¥ 13,875,018